Exhibit 99.1

World Omni Auto Receivables Trust 2022-A
Monthly Servicer Certificate
August 31, 2022

Dates Covered
Collections Period	08/01/22 - 08/31/22
Interest Accrual Period	08/15/22 - 09/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/22	728,568,102.75	32,664
Yield Supplement Overcollateralization Amount 07/31/22	24,991,230.65	0
Receivables Balance 07/31/22	753,559,333.40	32,664
Principal Payments	28,770,551.88	617
Defaulted Receivables	727,882.85	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/22	23,697,019.46	0
Pool Balance at 08/31/22	700,363,879.21	32,020

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.09%
Prepayment ABS Speed	1.77%
Aggregate Starting Principal Balance	964,210,703.53	37,826

Delinquent Receivables:
Past Due 31-60 days	6,498,483.00	244
Past Due 61-90 days	1,947,925.04	71
Past Due 91-120 days	329,957.29	13
Past Due 121+ days	0.00	0
Total	8,776,365.33	328

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	369,831.76
Aggregate Net Losses/(Gains) - August 2022	358,051.09
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.57%
Prior Net Losses/(Gains) Ratio	0.29%
Second Prior Net Losses/(Gains) Ratio	0.68%
Third Prior Net Losses/(Gains) Ratio	-0.02%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.13%

Overcollateralization Target Amount	8,054,184.61
Actual Overcollateralization	8,054,184.61
Weighted Average Contract Rate	4.21%
Weighted Average Contract Rate, Yield Adjusted	5.91%
Weighted Average Remaining Term	55.07

Flow of Funds	$ Amount
Collections	31,879,545.23
Investment Earnings on Cash Accounts	5,995.20
Servicing Fee	(627,966.11)
Transfer to Collection Account	-
Available Funds	31,257,574.32

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	829,548.59
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	52,256.25
(5) Noteholders' Second Priority Principal Distributable Amount	5,895,690.36
(6) Class C Interest	29,601.25
(7) Noteholders' Third Priority Principal Distributable Amount	13,930,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,054,184.61
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,466,293.26

Total Distributions of Available Funds	31,257,574.32

Servicing Fee	627,966.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	884,710,000.00
Original Class B	27,870,000.00
Original Class C	13,930,000.00

Total Class A, B, & C
Note Balance @ 08/15/22	720,189,569.57
Principal Paid	27,879,874.97
Note Balance @ 09/15/22	692,309,694.60

Class A-1
Note Balance @ 08/15/22	0.00
Principal Paid	0.00
Note Balance @ 09/15/22	0.00
Note Factor @ 09/15/22	0.0000000%

Class A-2
Note Balance @ 08/15/22	293,459,569.57
Principal Paid	27,879,874.97
Note Balance @ 09/15/22	265,579,694.60
Note Factor @ 09/15/22	86.8531933%

Class A-3
Note Balance @ 08/15/22	305,780,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	305,780,000.00
Note Factor @ 09/15/22	100.0000000%

Class A-4
Note Balance @ 08/15/22	79,150,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	79,150,000.00
Note Factor @ 09/15/22	100.0000000%

Class B
Note Balance @ 08/15/22	27,870,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	27,870,000.00
Note Factor @ 09/15/22	100.0000000%

Class C
Note Balance @ 08/15/22	13,930,000.00
Principal Paid	0.00
Note Balance @ 09/15/22	13,930,000.00
Note Factor @ 09/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	911,406.09
Total Principal Paid	27,879,874.97
Total Paid	28,791,281.06

Class A-1
Coupon	0.39629%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.15000%
Interest Paid	281,232.09
Principal Paid	27,879,874.97
Total Paid to A-2 Holders	28,161,107.06

Class A-3
Coupon	1.66000%
Interest Paid	422,995.67
Principal Paid	0.00
Total Paid to A-3 Holders	422,995.67

Class A-4
Coupon	1.90000%
Interest Paid	125,320.83
Principal Paid	0.00
Total Paid to A-4 Holders	125,320.83

Class B
Coupon	2.25000%
Interest Paid	52,256.25
Principal Paid	0.00
Total Paid to B Holders	52,256.25

Class C
Coupon	2.55000%
Interest Paid	29,601.25
Principal Paid	0.00
Total Paid to C Holders	29,601.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9836981
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.0912834
Total Distribution Amount	31.0749815

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.9197204
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	91.1762541
Total A-2 Distribution Amount	92.0959745

A-3 Interest Distribution Amount	1.3833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.3833333

A-4 Interest Distribution Amount	1.5833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5833333

B Interest Distribution Amount	1.8750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8750000

C Interest Distribution Amount	2.1250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.1250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	211.47
Noteholders' Third Priority Principal Distributable Amount	499.64
Noteholders' Principal Distributable Amount	288.89

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/22	2,322,098.97
Investment Earnings	4,195.26
Investment Earnings Paid	(4,195.26)
Deposit/(Withdrawal)	-
Balance as of 09/15/22	2,322,098.97
Change	-

Required Reserve Amount	2,322,098.97

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,453,840.26	$4,869,172.51	$4,000,698.58
Number of Extensions	190	162	128
Ratio of extensions to Beginning of Period Receivables Balance	0.72%	0.62%	0.49%